Schedule of Concentration Risk of Total Fleet Lease Rental Income (Detail) - Total Fleet Lease Rental Income - Customer Concentration Risk	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Customer A
Capital Leased Assets [Line Items]
Percentage of lease rental income	19.50%	16.90%	19.50%	16.70%
Customer B
Capital Leased Assets [Line Items]
Percentage of lease rental income	13.00%	9.50%	15.10%	8.10%
Customer C
Capital Leased Assets [Line Items]
Percentage of lease rental income	11.70%	13.60%	12.10%	14.00%